Intangible assets and Goodwill - DCF (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Shared R&D
Intangible assets and Goodwill
Cash flow projection period in project planning	10 years
Pre-tax discount rate	12.26%
Sustainable growth rate	2.00%
Just - Evotec Biologics
Intangible assets and Goodwill
Cash flow projection period in project planning	20 years
Pre-tax discount rate	13.53%
Sustainable growth rate	2.00%
OAI/Evotec International Execute
Intangible assets and Goodwill
Pre-tax discount rate		11.43%
Sustainable growth rate		2.00%
OAI/Evotec International Innovate
Intangible assets and Goodwill
Pre-tax discount rate		13.41%
Sustainable growth rate		2.00%
Evotec (US) Execute
Intangible assets and Goodwill
Pre-tax discount rate		10.44%
Sustainable growth rate		2.00%
Aptuit Execute
Intangible assets and Goodwill
Pre-tax discount rate		14.20%
Sustainable growth rate		2.00%
Just Execute
Intangible assets and Goodwill
Pre-tax discount rate		12.86%
Sustainable growth rate		2.00%